Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Emerging Asia Fund - Fidelity Emerging Asia Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 120
3 years	375
5 years	649
10 years	$ 1,432